Benefit Plans And Obligations For Termination Indemnity	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Benefit Plans And Obligations For Termination Indemnity	BENEFIT PLANS AND OBLIGATIONS FOR TERMINATION INDEMNITY
The Company’s subsidiaries ESA, IMI and its subsidiaries in Israel, a German subsidiary (the “German Subsidiary”) and a Belgian subsidiary (the “Belgian Subsidiary”) sponsor benefit plans for their employees in the U.S., Israel, Germany and Belgium, respectively, as follows:

1.    Defined Benefit Retirement Plan based on Employer’s Contributions

a)    ESA has four defined benefit pension plans (the “Plans”) which cover the employees of ESA’s three largest subsidiaries. During September, 2019, following the acquisition of the Night Vision Business, ESA accepted the transfer of sponsorship of the Pension Plan for Employees in the Night Vision Bargaining Unit which covers represented employees of ENV. Monthly benefits are based on years of service and annual compensation. Annual contributions to the Plans are determined using the unit credit actuarial cost method and are equal to or exceed the minimum required by law. Pension fund assets of the Plans are invested primarily in stocks, bonds and cash by a financial institution, as the investment manager of the Plans’ assets. The service cost component of net periodic pension and other post-retirement benefit plan expense is recorded in operating profit and is allocated between cost of sales and general and administrative expenses, depending on the responsibilities of the employees. The non-service cost components of net periodic pension and other post-retirement benefit plan expense (i.e., interest cost, expected return on plan assets, net actuarial gains or losses, and amortization of prior service cost or credits) are included in the line item Other (income) expense, net in the income statement. The measurement date for ESA subsidiaries' benefit obligation is December 31.

Participation in ESA’s qualified defined benefit plans was frozen as of January 1, 2010, for non-represented employees. Participation in ESA’s qualified defined benefit plans was frozen as of May 15, 2017 for represented employees. Benefit accruals ceased for non-represented employees effective December 31, 2018.

b)    IMI and subsidiaries have several post-employment benefit arrangements, which are based on collective agreements concluded with certain groups of employees before the privatization of IMI. According to these agreements, some groups of employees possess special retirement conditions and preferable rights for post-employment benefits that apply to employees who will terminate their employment in the event of relocation of plants as part of the post privatization restructuring of IMI and subsidiaries. The arrangements are determined according to the various existing formats of employment, seniority and other factors. The liabilities recognized in respect of these arrangements are calculated on an actuarial basis.

c)    The German Subsidiary, which is wholly-owned by the Company, has mainly one defined benefit pension plan (the “P3-plan”) which covers all employees. The P3-plan provides for yearly cash balance credits equal to a percentage of a participant’s compensation, which accumulate together with the respective interest credits on the employee’s cash balance accounts. In case of an insured event (retirement, death or disability) the benefits can be paid as a lump sum, in installments or as a life-long annuity. The P3-plan is an unfunded plan.

d)    The Belgian Subsidiary, which is wholly-owned by the Company, has a defined benefit pension plan, which is divided into two categories:

1)    Normal retirement benefit plan, with eligibility at age 65. The lump sum is based on employee contributions of 2% of the final pensionable salary up to a certain breakpoint, plus 6% exceeding the breakpoint at a maximum of 5% of pensionable salary, and the employer contributions, with a maximum of 40 years. The vested benefit is equal to the retirement benefit calculated with the pensionable salary and pensionable service observed at the date of leaving service.

2)    Pre-retirement death benefit to employees.

The plan is funded and includes profit sharing.
Note 17 - BENEFIT PLANS AND OBLIGATIONS FOR TERMINATION INDEMNITY (Cont.)

The following table sets forth the Plans’ funded status and amounts recognized in the consolidated financial statements for the years ended December 31, 2020 and 2019:

	December 31,
	2020	2019
Changes in benefit obligation:
Benefit obligation at beginning of year	$831,111	$628,424
Benefit obligation related to acquired companies	—	111,654
Service cost	13,035	18,305
Interest cost	16,626	19,723
Exchange rate differences	25,623	29,778
Amendments	3,670	3,689
Actuarial loss	73,941	90,847
Benefits paid	(38,263)	(75,684)
Other adjustments	—	4,375
Benefit obligation at end of year	$925,743	$831,111
Changes in the Plans’ assets:
Fair value of Plans’ assets at beginning of year	289,493	164,282
Benefit assets related to acquired companies	—	91,724
Actual return on Plans’ assets (net of expenses)	39,131	37,901
Employer contribution	2,829	3,716
Benefits paid	(12,291)	(8,130)
Fair value of Plans’ assets at end of year	$319,162	$289,493
Accrued benefit cost, end of year:
Funded status	(606,583)	(541,623)
Unrecognized net actuarial loss	167,019	123,736
Unrecognized prior service cost	—	8
	$(439,564)	$(417,879)
Amount recognized in the statement of financial position:
Accrued benefit liability, current	(25,532)	(37,158)
Accrued benefit liability, non-current	(581,051)	(504,465)
Accumulated other comprehensive income, pre-tax	167,019	123,744
Net amount recognized	$(439,564)	$(417,879)
Note 17 - BENEFIT PLANS AND OBLIGATIONS FOR TERMINATION INDEMNITY (Cont.)

	Year ended December 31,
	2020	2019	2018
Components of the Plans’ net periodic pension cost:
Service cost	$13,035	$18,305	$8,391
Interest cost	16,626	19,723	96,310
Expected return on Plans’ assets	(20,302)	(13,507)	(12,080)
Amortization of prior service cost	218	16	64
Amortization of net actuarial loss	17,742	4,809	5,884
Total net periodic benefit cost	$27,319	$29,346	$98,569
Additional information
Accumulated benefit obligation	$865,273	$781,749	$628,017

	December 31,
	2020	2019
Weighted average assumptions:
Discount rate as of December 31	1.5%	1.9%
Expected long-term rate of return on Plans’ assets	6.8%	7.2%
Rate of compensation increase	1.6%	0.6%

Asset allocation by category as of December 31:

	2020	2019
Asset Category:
Equity Securities	65.3%	67.2%
Debt Securities	31.7%	32.1%
Other	3.0%	0.7%
Total	100.0%	100.0%

The investment policy of ESA is directed toward a broad range of securities. The diversified portfolio seeks to maximize investment return while minimizing the risk levels associated with investing. The investment policy is structured to consider the Plans' obligations and the expected timing of benefit payments. The target asset allocation for the Plans' years presented is as follows:

	2020	2019
Asset Category:
Equity Securities	65.0%	63.0%
Debt Securities	35.0%	36.0%
Other	—%	1.0%
Total	100.0%	100.0%
Note 17 - BENEFIT PLANS AND OBLIGATIONS FOR TERMINATION INDEMNITY (Cont.)

The fair value of the asset values by category at December 31, 2020, was as follows:

		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Asset Category
Cash	$3,329	$3,329	$—	$—
Cash Equivalents:
Money Market Funds (a)	6,181	6,181	—	—
Fixed Income Securities:
Mutual Funds (b)	101,167	101,167	—	—
Equity Securities:
International Companies (c)	5,092	5,092	—	—
Mutual Funds (d)	203,393	203,393	—	—
Total	$319,162	$319,162	$—	$—

a.This category includes highly liquid daily traded cash-like vehicles.
b.This category invests in highly liquid mutual funds representing a diverse offering of debt issuance.
c.This category represents common stocks of companies domiciled outside of the U.S.; they can be represented by ordinary shares or ADRs.
d.This category represents highly liquid diverse equity mutual funds of varying asset classes and styles.

In developing the overall expected long-term rate of return on assets assumption, ESA used a building block approach in which rates of return in excess of inflation were considered separately for equity securities, debt securities, real estate and all other assets. The excess returns were weighted by the representative target allocation and added along with an approximate rate of inflation to develop the overall expected long-term rate of return. It is the policy of ESA to meet the ERISA minimum contribution requirements for a Plan year. The minimum contribution requirements for the 2020 Plan year have been satisfied as of December 31, 2020. Benefit payments over the next five years are expected to be $14,743 in 2021, $15,776 in 2022, $16,752 in 2023, $17,671 in 2024 and $18,475 in 2025.
Note 17 - BENEFIT PLANS AND OBLIGATIONS FOR TERMINATION INDEMNITY (Cont.)

2.    Retiree Medical Plan

ESA offers retiree medical benefits to a limited number of retirees, The measurement date for ESA's benefit obligation is December 31. The following table sets forth the retiree medical plans’ funded status and amounts recognized in the consolidated financial statements for the years ended December 31, 2020 and 2019:

	December 31,
	2020	2019
Change in Benefit Obligation:
Benefit obligation at beginning of period	$1,413	$1,359
Service cost	106	81
Interest cost	39	51
Actuarial (gain) loss	44	(34)
Employee contribution	10	17
Benefits paid	(40)	(61)
Benefit obligation at end of period	$1,572	$1,413
Change in Plan Assets:
Employer contribution	$30	$45
Employee contribution	10	16
Benefits paid	(40)	(61)
Fair value of Plan assets at end of period	$—	$—

	Year ended December 31,
	2020	2019
Accrued benefit cost, end of period:
Funded status	$(1,571)	$(1,412)
Unrecognized net actuarial (gain) loss	(1,290)	(1,479)
Accrued benefit cost, end of period	$(2,861)	$(2,891)
Amounts recognized in the statement of financial position:
Accrued benefit liability, current	$(82)	$(86)
Accrued benefit liability, non-current	(1,489)	(1,326)
Accumulated other comprehensive gain, pretax	(1,290)	(1,479)
Net amount recognized	$(2,861)	$(2,891)

Components of net periodic pension cost (for period):
Service cost	$106	$81
Interest cost	39	51
Amortization of net actuarial gain	(145)	(165)
Total net periodic benefit cost	$—	$(33)

Assumptions as of end of period:
Discount rate	1.97%	2.84%
Health care cost trend rate assumed for next year	5.50%	5.50%
Ultimate health care cost trend rate	4.04%	3.84%
Note 17 - BENEFIT PLANS AND OBLIGATIONS FOR TERMINATION INDEMNITY (Cont.)

2.    Retiree Medical Plan (Cont.)

The effect of a 1% change in the health care cost trend rate at December 31, 2020 was as follows:

	1% increase	1% decrease
Net periodic benefit cost	$20	$17
Benefit obligation	$134	$118

3.    Defined Contribution Plan

The 401(k) savings plan (“401(k) plan”) is a defined contribution retirement plan that covers all eligible ESA employees, as defined in section 401(k) of the U.S. Internal Revenue Code. Employees may elect to contribute a percentage of their annual gross compensation to the 401(k) plan. ESA may make discretionary matching contributions as determined by ESA. Total expense under the 401(k) plan amounted to $13,279, $11,569 and $6,453 for the years ended December 31, 2020, 2019 and 2018, respectively. Expense for the deferred 401(k) plan is allocated between cost of sales and general and administrative expenses depending on the responsibilities of the related employees.

4.    Non-Qualified Defined Contribution Plan

ESA has two benefit plans for the executives of the organization. The non-qualified, defined contribution plan is structured under Section 409(A). The plan provides the employees at vice president level and above the opportunity to defer up to 100% of their salary to the 409(A) plan. ESA provides a match of 0.5 cents on the dollar up to 10% of the employees’ total salary and incentive-based compensation. The contribution can be made into the 401(k) plan, the 409(A) plan or both plans. The purpose is to provide comparable defined contribution plan benefits for the senior management across ESA locations. The 409(A) plan funds are contributed to several life insurance policies. Participant contributions to the plan were $1,303, $1,955 and $3,238 for the years ended December 31, 2020, 2019 and 2018, respectively, and the total ESA contribution to the plan was $286 for 2020. The cash surrender value of these life insurance policies at December 31, 2020 was $6,327. The total liability related to the 409(A) plan was $16,073 at December 31, 2020.

The second plan implemented is a non-qualified, defined benefit plan for certain executives of ESA. The plan provides the executives with a calculated, guaranteed payment in addition to their regular pension through the company upon retirement. The plan is funded with several life insurance policies. The policies are not segregated into a trust or otherwise effectively restricted. These policies are corporate owned assets that are subject to the claims of general creditors and cannot be considered as formal plan assets. The defined benefit plan put in place meets the ERISA definition of an unfunded deferred compensation plan maintained for the benefit of a select group of management or highly compensated employees. The plan assets of life insurance policies had a cash surrender of $3,850 at December 31, 2020. Related liability for the pension payments was $10,727 at December 31, 2020. As of December 31, 2020, all executives had partially vested balances in the plan.